UNIT-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangement [Abstract]
Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2021 and December 31, 2020 is as follows:

	Jun. 30, 2021		Dec. 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	18,633,094	$20.56	19,915,189	$20.58
Granted	—	—	—	—
Exercised	(1,730,200)	17.43	—	—
Expired/forfeited	(367,101)	21.23	(1,282,095)	20.87
Outstanding, end of period	16,535,793	20.87	18,633,094	20.56
Exercisable, end of period	16,517,043	$20.87	18,614,344	$20.56
The following table sets out details of options issued and outstanding at June 30, 2021 and December 31, 2020 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2021		Dec. 31, 2020
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2021	—	$—	—	$—
2022	152,200	17.86	987,700	18.09
2023	190,520	16.80	1,108,420	16.80
2024	11,672,690	20.59	11,775,394	20.59
2025	1,823,682	25.18	1,923,706	25.18
2026	2,602,951	19.51	2,744,124	19.51
2027	93,750	22.92	93,750	22.92
2028	—	—	—	—
Total	16,535,793	$20.87	18,633,094	$20.56
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2021 and December 31, 2020 is as follows:

	Jun. 30, 2021		Dec. 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	573,690	$21.75	603,891	$21.55
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/forfeited	—	—	(30,201)	18.09
Outstanding, end of period	573,690	21.75	573,690	21.75
Exercisable, end of period	573,690	$21.75	573,690	$21.75

The following table sets out details of options issued and outstanding at June 30, 2021 and December 31, 2020 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2021		Dec. 31, 2020
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2021	—	$—	—	$—
2022	22,200	17.93	22,200	17.93
2023	28,800	16.80	28,800	16.80
2024	175,415	20.59	175,415	20.59
2025	213,038	25.18	213,038	25.18
2026	134,237	19.51	134,237	19.51
Total	573,690	$21.75	573,690	$21.75